TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of Trade Payables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Trade payables	21,118	20,326	2,946

Schedule of Aging Analysis of Trade Payables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Within 1 year	8,326	4,139	600
Between 1 and 2 years	10,030	5,438	788
Over 2 years	2,762	10,749	1,558

Total	21,118	20,326	2,946